Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period	6,357,500	3,577,500	3,470,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.58	$ 0.85	$ 0.59
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		3,360,000	1,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.305	$ 1.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(240,000)	(1,242,500)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.34	$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(1,042,500)	(340,000)	(300,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.69	$ 0.81	$ 1.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	5,315,000	6,357,500	3,577,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.50	$ 0.58	$ 0.85